Financial Instruments (Schedule of Notional Amount of Outstanding Cash Flow Hedges) (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Notional Amount Of Derivatives Total [line items]
Foreign Currency Forward Contracts, Notional Amount	$ 55	$ 71	$ 47
Interest Rate Swap Agreements, Notional Amount	450	450	750
Total, Notional Amount		$ 450	$ 797